Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II -VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS
SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
		Additions
	Balance	charged to			Balance
	at beginning	costs and	Deductions	Other	at end
	of period	expenses	(Note 1)	(Note 2)	of period

Fiscal year ended March 31, 2009:
Allowance for doubtful accounts and sales returns	93,335	80,064	(55,291)	(7,725)	110,383

Fiscal year ended March 31, 2010:
Allowance for doubtful accounts and sales returns	110,383	59,987	(61,577)	(4,318)	104,475

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts and sales returns	104,475	50,345	(55,106)	(9,183)	90,531

Notes:

1. Reversal including amounts written off.

2. Translation adjustment.

	Balance				Balance
	at beginning			Other	at end
	of period	Additions	Deductions	(Note 1)	of period

Fiscal year ended March 31, 2009:
Valuation allowance - Deferred tax assets	96,007	40,594	(11,846)	(7,551)	117,204

Fiscal year ended March 31, 2010:
Valuation allowance - Deferred tax assets	117,204	42,913	(40,210)	(2,421)	117,486

Fiscal year ended March 31, 2011:
Valuation allowance - Deferred tax assets	117,486	380,593	(28,736)	(5,641)	463,702

Note:

1. Translation adjustment and the effect of changes in statutory tax rate.